Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,645,000
Previously Paid Amount	0.00
Total Fee Amount	251.85
Total Offset Amount	0.00
Net Fee	251.85
Narrative - Max Aggregate Offering Price	$ 1,645,000
Final Prospectus	true